UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

	AlphaClone International ETF
	Schedule of Investments
	June 30, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.1%
	Belgium - 1.3%
278	Anheuser-Busch Inbev SA - ADR	$30,680

	Brazil - 2.8%
3,673	Petroleo Brasileiro SA Petrobras - ADR (a)	29,347
3,862	Vale SA - ADR	33,793
		63,140
	China - 28.7%
730	58.com, Inc. - ADR (a)	32,200
939	Alibaba Group Holding, Ltd. - ADR (a)	132,305
612	Baidu, Inc. - ADR (a)	109,463
2,106	Ctrip.com International, Ltd. - ADR (a)	113,429
2,842	JD.com, Inc. - ADR (a)	111,463
1,515	Melco Crown Entertainment, Ltd. - ADR	34,012
194	NetEase, Inc. - ADR	58,322
451	New Oriental Education & Technology Group, Inc. - ADR (a)	31,791
277	TAL Education Group - ADR	33,880
		656,865
	Denmark - 1.5%
792	Novo Nordisk AS - ADR	33,969

	France - 3.8%
1,162	Sanofi - ADR	55,671
623	Total SA - ADR	30,895
		86,566
	Germany - 1.4%
310	SAP SE - ADR	32,448

	India - 4.4%
381	HDFC Bank, Ltd. - ADR	33,135
3,834	ICICI Bank, Ltd. - ADR	34,393
2,200	Infosys, Ltd. - ADR	33,044
		100,572
	Ireland - 7.8%
755	Ryanair Holdings plc - ADR (a)	81,245
584	Shire plc - ADR	96,518
		177,763
	Israel - 4.1%
2,842	Teva Pharmaceutical Industries, Ltd. - ADR	94,411

	Luxembourg - 1.5%
1,059	Tenaris SA - ADR	32,977

	Mexico - 6.4%
354	Fomento Economico Mexicano SAB de CV - ADR	34,812
3,528	Grupo Financiero Santander Mexico SAB de CV - ADR	34,010
3,193	Grupo Televisa SAB - ADR	77,814
		146,636
	Netherlands - 9.3%
598	ASML Holding NV	77,925
1,903	Royal Dutch Shell plc - ADR	101,221
586	Unilever NV	32,388
		211,534
	Spain - 2.5%
2,679	Grifols SA - ADR	56,607

	Switzerland - 3.6%
995	Novartis AG - ADR	83,053

	Taiwan, Province of China - 5.0%
3,281	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	114,704

		United Kingdom - 14.0%
976		AstraZeneca plc - ADR	33,272
1,564		BP plc - ADR	54,193
469		Diageo plc - ADR	56,200
773		GlaxoSmithKline plc - ADR	33,332
310		GW Pharmaceuticals plc - ADR (a)	31,077
1,032		Unilever plc	55,852
1,969		Vodafone Group plc - ADR	56,569
			320,495
		TOTAL COMMON STOCKS (Cost $2,047,777)	2,242,420

		PREFERRED STOCKS - 1.5%
		Brazil - 1.5%
3,035		Itau Unibanco Holding SA - ADR	33,537
		TOTAL PREFERRED STOCKS (Cost $31,313)	33,537

		SHORT-TERM INVESTMENTS - 0.2%
5,121		Invesco Short-Term Investments Trust - Treasury Portfolio, Institutional Class, 0.85%*	5,121
		TOTAL SHORT-TERM INVESTMENTS (Cost $5,121)	5,121
		TOTAL INVESTMENTS - 99.8% (Cost $2,084,211)	2,281,078
		Other Assets in Excess of Liabilities - 0.2%	5,676
		NET ASSETS - 100.0%	$2,286,754

		Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of June 30, 2017.
		The Fund is significantly invested in this country and therefore the Fund is subject to additional risks.
		The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

		The cost basis of investments for federal income tax purposes as of June 30, 2017 is as follows+:

		Cost of investments	$2,084,211
		Gross unrealized appreciation	297,564
		Gross unrealized depreciation	(100,697)
		Net unrealized appreciation	$196,867

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

	AlphaClone Alternative Alpha ETF
	Schedule of Investments
	June 30, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Consumer Discretionary - 18.7%
1,385	Amazon.com, Inc. (a)	$1,340,680
1,841	Buffalo Wild Wings, Inc. (a)	233,255
67,993	Central European Media Enterprises, Ltd. (a)	271,972
4,073	Charter Communications, Inc. (a)	1,371,990
2,516	Cooper-Standard Holdings, Inc. (a)	253,789
8,427	General Motors Company	294,355
1,834	Home Depot, Inc.	281,335
9,252	Liberty Global plc (a)	288,477
1,851	McDonald’s Corporation	283,499
121	NVR, Inc. (a) +	291,684
3,226	Tiffany & Company	302,825
		5,213,861
	Consumer Staples - 9.1%
2,348	Anheuser-Busch Inbev SA - ADR	259,125
1,538	Constellation Brands, Inc.	297,957
2,322	Philip Morris International, Inc.	272,719
6,328	Procter & Gamble Company	551,485
14,858	Revlon, Inc. (a)	352,135
4,155	Reynolds American, Inc.	270,241
9,342	US Foods Holding Corporation (a)	254,289
3,557	Wal-Mart Stores, Inc.	269,194
		2,527,145
	Energy - 1.9%
114,945	Gran Tierra Energy, Inc. (a) +	257,477
8,904	Tenaris SA - ADR	277,270
		534,747
	Financials - 13.5%
11,916	Bank Of America Corporation	289,082
6,680	Berkshire Hathaway, Inc. (a)	1,131,392
6,158	CIT Group, Inc.	299,895
4,472	Citigroup, Inc.	299,088
1,240	Goldman Sachs Group, Inc.	275,156
20,670	Investors Bancorp, Inc.	276,151
33,733	MBIA, Inc. (a)	318,102
3,173	Meta Financial Group, Inc.	282,397
5,822	Toronto-Dominion Bank	293,312
5,291	Wells Fargo & Company	293,174
		3,757,749
	Health Care - 13.1%
1,243	Allergan plc	302,161
4,740	Baxter International, Inc.	286,960
9,656	BioTelemetry, Inc. (a)	322,993
4,273	Cerner Corporation (a)	284,026
3,560	Eli Lilly & Company	292,988
1,839	Jazz Pharmaceuticals plc (a)	285,965
5,906	Loxo Oncology, Inc. (a)	473,602
3,962	Perrigo Company plc	299,210
8,633	Pfizer, Inc.	289,983
1,861	TESARO, Inc. (a)	260,279
2,325	United Therapeutics Corporation (a)	301,622
14,057	Wave Life Sciences, Ltd. (a)	261,460
		3,661,249
	Industrials - 11.2%
1,385	3M Company	288,343
13,509	Advanced Drainage Systems, Inc.	271,531
1,404	General Dynamics Corporation	278,132
17,516	IES Holdings, Inc. (a)	317,915
5,276	Jacobs Engineering Group, Inc.	286,962
6,738	MasTec, Inc. (a)	304,221
4,403	Republic Services, Inc.	280,603
9,639	SP Plus Corporation (a)	294,471
1,050	TransDigm Group, Inc.	282,314
6,788	United Continental Holdings, Inc. (a)	510,797
		3,115,289
	Information Technology - 23.3%
29,378	Agilysys, Inc. (a)	297,305
556	Alphabet, Inc. (a)	516,902
8,973	Apple, Inc.	1,292,292
2,457	Autodesk, Inc. (a)	247,715
2,900	Baidu, Inc. - ADR (a)	518,694
6,488	Blackhawk Network Holdings, Inc. (a)	282,877
4,676	CDW Corporation	292,390
2,961	Cognex Corporation	251,389
1,830	Facebook, Inc. (a)	276,293
11,888	Microsoft Corporation	819,440
7,129	Momo, Inc. - ADR (a)	263,488
2,595	NXP Semiconductors NV (a)	284,023

5,437		PayPal Holdings, Inc. (a)	291,804
7,483		SS&C Technologies Holdings, Inc.	287,422
2,935		Visa, Inc.	275,244
14,848		Western Union Company	282,854
			6,480,132
		Materials - 3.0%
3,192		Celanese Corporation	303,048
6,529		Chemours Company	247,580
4,278		Trinseo SA	293,899
			844,527
		Real Estate - 4.1%
2,122		American Tower Corporation #	280,783
5,292		Simon Property Group, Inc. #	856,034
			1,136,817
		Utilities - 1.0%
9,619		FirstEnergy Corporation	280,490
		TOTAL COMMON STOCKS (Cost $26,247,430)	27,552,006

		CLOSED-END FUNDS - 1.0%
17,029		Ares Capital Corporation	278,935
		TOTAL CLOSED-END FUNDS (Cost $302,564)	278,935

		SHORT-TERM INVESTMENTS - 1.7%
41,525		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class-0.89%*	41,525
434,578		First American Government Obligations Fund, Class Z, 0.83% ^ +	434,578
		TOTAL SHORT-TERM INVESTMENTS (Cost $476,103)	476,103
		TOTAL INVESTMENTS - 100.0% (Cost $27,026,097)	28,307,044
		Liabilities in Excess of Other Assets - (1.6)%	(445,383)
		NET ASSETS - 100.0%	$27,861,661

		Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	ADR	American Depositary Receipt
	#	Real Estate Investments Trust (“REIT”)
	*	Rate shown is the annualized seven-day yield as of June 30, 2017.
	+	All or portion of this security is on loan as of June 30, 2017. Total value of the securities on loan is $436,719.
	^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $434,578 as of June 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

		The cost basis of investments for federal income tax purposes as of June 30, 2017 is as follows+:

		Cost of investments	$27,026,097
		Gross unrealized appreciation	2,238,003
		Gross unrealized depreciation	(957,056)
		Net unrealized appreciation	$1,280,947

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at June 30, 2017 (Unaudited)

The Funds utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017:

	AlphaClone Alternative Alpha ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,552,006	$-	$-	$27,552,006
Closed-End Funds	278,935	-	-	278,935
Short-Term Investments	476,103	-	-	476,103
Total Investments in Securities	$28,307,044	$-	$-	$28,307,044
^See Schedule of Investments for breakout of investments by sector classification.
	AlphaClone International ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,242,420	$-	$-	$2,242,420
Preferred Stocks	33,537			33,537
Short-Term Investments	5,121	-	-	5,121
Total Investments in Securities	$2,281,078	$-	$-	$2,281,078
^See Schedule of Investments for country breakout.

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)*         /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date            8/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date            8/23/17

By (Signature and Title)*       /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date            8/23/17

* Print the name and title of each signing officer under his or her signature.